Cover	Sep. 19, 2023
Cover [Abstract]
Entity Registrant Name	IDP HOLDINGS (USA) CORP.
Entity Central Index Key	0001697587
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 19, 2023
Entity Ex Transition Period	false
Entity File Number	333-216292
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	81-3599639
Entity Address Address Line 1	18 King Street East Suite 1400
Entity Address City Or Town	Toronto
Entity Address Country	CA
Entity Address Postal Zip Code	M5C 1C4
City Area Code	905
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	218-3593